Document and Entity Information	12 Months Ended
Sep. 30, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2011
Registrant Name	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	0000856517
Amendment Flag	false
Document Creation Date	Jul 13, 2012
Document Effective Date	Jul 13, 2012
Prospectus Date	Sep 30, 2011

Money Market Obligations Trust

Federated Government Obligations Fund

capital shares
institutional shares
service shares

Federated Prime Cash Obligations Fund

capital shares
institutional shares
service shares

Federated Prime Value Obligations Fund

service shares

Federated Treasury Obligations Fund

capital shares
institutional shares
service shares

SUPPLEMENT TO SUMMARY and statutory PROSPECTUSES dated september 30, 2011

"Money Market Obligations Trust ("Trust") has entered into four separate Agreements and Plans of Reorganization (each an "Agreement" and, collectively, as applicable, the "Agreements") on behalf of its portfolios, Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund and Federated Treasury Obligations Fund (each an "Acquiring Fund" and, collectively, as applicable, the "Acquiring Funds"). Pursuant to the Agreements, the following portfolios of Fifth Third Funds will be reorganized with and into the Acquiring Funds: Fifth Third Prime Money Market Fund; Fifth Third Institutional Money Market Fund; Fifth Third Institutional Government Money Market Fund; and Fifth Third U.S. Treasury Money Market Fund (each an "Acquired Fund" and, collectively, as applicable, the "Acquired Funds"). As described in the chart below, pursuant to its Agreement, each Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the corresponding Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders (as applicable, "Acquired Fund's Shareholders") in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Fifth Third Prime Money Market Fund	Federated Prime Value Obligations Fund
Class A Shares	Service Shares
Class B Shares	Service Shares
Class C Shares	Service Shares
Institutional Shares	Service Shares
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

Each Agreement, and related reorganization, is subject to the approval of the applicable Acquired Fund's Shareholders at a Special Meeting of the Shareholders currently scheduled for September 5, 2012, and certain other conditions to consummation. If an Acquiring Fund's Agreement, and related reorganization, is approved by the Acquired Fund Shareholders, and the reorganization consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in that applicable Acquiring Fund's Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for that applicable Acquiring Fund."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Supplement [Text Block]	mmot_SupplementTextBlock
Money Market Obligations Trust

Federated Government Obligations Fund

capital shares
institutional shares
service shares

Federated Prime Cash Obligations Fund

capital shares
institutional shares
service shares

Federated Prime Value Obligations Fund

service shares

Federated Treasury Obligations Fund

capital shares
institutional shares
service shares

SUPPLEMENT TO SUMMARY and statutory PROSPECTUSES dated september 30, 2011

"Money Market Obligations Trust ("Trust") has entered into four separate Agreements and Plans of Reorganization (each an "Agreement" and, collectively, as applicable, the "Agreements") on behalf of its portfolios, Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund and Federated Treasury Obligations Fund (each an "Acquiring Fund" and, collectively, as applicable, the "Acquiring Funds"). Pursuant to the Agreements, the following portfolios of Fifth Third Funds will be reorganized with and into the Acquiring Funds: Fifth Third Prime Money Market Fund; Fifth Third Institutional Money Market Fund; Fifth Third Institutional Government Money Market Fund; and Fifth Third U.S. Treasury Money Market Fund (each an "Acquired Fund" and, collectively, as applicable, the "Acquired Funds"). As described in the chart below, pursuant to its Agreement, each Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the corresponding Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders (as applicable, "Acquired Fund's Shareholders") in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Fifth Third Prime Money Market Fund	Federated Prime Value Obligations Fund
Class A Shares	Service Shares
Class B Shares	Service Shares
Class C Shares	Service Shares
Institutional Shares	Service Shares
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

Each Agreement, and related reorganization, is subject to the approval of the applicable Acquired Fund's Shareholders at a Special Meeting of the Shareholders currently scheduled for September 5, 2012, and certain other conditions to consummation. If an Acquiring Fund's Agreement, and related reorganization, is approved by the Acquired Fund Shareholders, and the reorganization consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in that applicable Acquiring Fund's Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for that applicable Acquiring Fund."

Federated Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock

Money Market Obligations Trust

Federated Government Obligations Fund

capital shares
institutional shares
service shares

SUPPLEMENT TO SUMMARY and statutory PROSPECTUSES dated september 30, 2011

"Money Market Obligations Trust ("Trust") has entered into four separate Agreements and Plans of Reorganization (each an "Agreement" and, collectively, as applicable, the "Agreements") on behalf of its portfolios, Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund and Federated Treasury Obligations Fund (each an "Acquiring Fund" and, collectively, as applicable, the "Acquiring Funds"). Pursuant to the Agreements, the following portfolios of Fifth Third Funds will be reorganized with and into the Acquiring Funds: Fifth Third Prime Money Market Fund; Fifth Third Institutional Money Market Fund; Fifth Third Institutional Government Money Market Fund; and Fifth Third U.S. Treasury Money Market Fund (each an "Acquired Fund" and, collectively, as applicable, the "Acquired Funds"). As described in the chart below, pursuant to its Agreement, each Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the corresponding Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders (as applicable, "Acquired Fund's Shareholders") in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

Each Agreement, and related reorganization, is subject to the approval of the applicable Acquired Fund's Shareholders at a Special Meeting of the Shareholders currently scheduled for September 5, 2012, and certain other conditions to consummation. If an Acquiring Fund's Agreement, and related reorganization, is approved by the Acquired Fund Shareholders, and the reorganization consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in that applicable Acquiring Fund's Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for that applicable Acquiring Fund."

Federated Prime Cash Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock

Money Market Obligations Trust

Federated Prime Cash Obligations Fund

capital shares
institutional shares
service shares

SUPPLEMENT TO SUMMARY and statutory PROSPECTUSES dated september 30, 2011

"Money Market Obligations Trust ("Trust") has entered into four separate Agreements and Plans of Reorganization (each an "Agreement" and, collectively, as applicable, the "Agreements") on behalf of its portfolios, Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund and Federated Treasury Obligations Fund (each an "Acquiring Fund" and, collectively, as applicable, the "Acquiring Funds"). Pursuant to the Agreements, the following portfolios of Fifth Third Funds will be reorganized with and into the Acquiring Funds: Fifth Third Prime Money Market Fund; Fifth Third Institutional Money Market Fund; Fifth Third Institutional Government Money Market Fund; and Fifth Third U.S. Treasury Money Market Fund (each an "Acquired Fund" and, collectively, as applicable, the "Acquired Funds"). As described in the chart below, pursuant to its Agreement, each Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the corresponding Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders (as applicable, "Acquired Fund's Shareholders") in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

Each Agreement, and related reorganization, is subject to the approval of the applicable Acquired Fund's Shareholders at a Special Meeting of the Shareholders currently scheduled for September 5, 2012, and certain other conditions to consummation. If an Acquiring Fund's Agreement, and related reorganization, is approved by the Acquired Fund Shareholders, and the reorganization consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in that applicable Acquiring Fund's Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for that applicable Acquiring Fund."

Federated Prime Value Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock

Money Market Obligations Trust

Federated Prime Value Obligations Fund

service shares

SUPPLEMENT TO SUMMARY and statutory PROSPECTUSES dated september 30, 2011

"Money Market Obligations Trust ("Trust") has entered into four separate Agreements and Plans of Reorganization (each an "Agreement" and, collectively, as applicable, the "Agreements") on behalf of its portfolios, Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund and Federated Treasury Obligations Fund (each an "Acquiring Fund" and, collectively, as applicable, the "Acquiring Funds"). Pursuant to the Agreements, the following portfolios of Fifth Third Funds will be reorganized with and into the Acquiring Funds: Fifth Third Prime Money Market Fund; Fifth Third Institutional Money Market Fund; Fifth Third Institutional Government Money Market Fund; and Fifth Third U.S. Treasury Money Market Fund (each an "Acquired Fund" and, collectively, as applicable, the "Acquired Funds"). As described in the chart below, pursuant to its Agreement, each Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the corresponding Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders (as applicable, "Acquired Fund's Shareholders") in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Fifth Third Prime Money Market Fund	Federated Prime Value Obligations Fund
Class A Shares	Service Shares
Class B Shares	Service Shares
Class C Shares	Service Shares
Institutional Shares	Service Shares

Each Agreement, and related reorganization, is subject to the approval of the applicable Acquired Fund's Shareholders at a Special Meeting of the Shareholders currently scheduled for September 5, 2012, and certain other conditions to consummation. If an Acquiring Fund's Agreement, and related reorganization, is approved by the Acquired Fund Shareholders, and the reorganization consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in that applicable Acquiring Fund's Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for that applicable Acquiring Fund."

Federated Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock

Money Market Obligations Trust

Federated Treasury Obligations Fund

capital shares
institutional shares
service shares

SUPPLEMENT TO SUMMARY and statutory PROSPECTUSES dated september 30, 2011

"Money Market Obligations Trust ("Trust") has entered into four separate Agreements and Plans of Reorganization (each an "Agreement" and, collectively, as applicable, the "Agreements") on behalf of its portfolios, Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund and Federated Treasury Obligations Fund (each an "Acquiring Fund" and, collectively, as applicable, the "Acquiring Funds"). Pursuant to the Agreements, the following portfolios of Fifth Third Funds will be reorganized with and into the Acquiring Funds: Fifth Third Prime Money Market Fund; Fifth Third Institutional Money Market Fund; Fifth Third Institutional Government Money Market Fund; and Fifth Third U.S. Treasury Money Market Fund (each an "Acquired Fund" and, collectively, as applicable, the "Acquired Funds"). As described in the chart below, pursuant to its Agreement, each Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the corresponding Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders (as applicable, "Acquired Fund's Shareholders") in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

Each Agreement, and related reorganization, is subject to the approval of the applicable Acquired Fund's Shareholders at a Special Meeting of the Shareholders currently scheduled for September 5, 2012, and certain other conditions to consummation. If an Acquiring Fund's Agreement, and related reorganization, is approved by the Acquired Fund Shareholders, and the reorganization consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in that applicable Acquiring Fund's Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for that applicable Acquiring Fund."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Document Creation Date	dei_DocumentCreationDate	Jul 13, 2012